Summary of Significant Accounting Policies - Schedule of Inventories (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 29, 2012	Sep. 24, 2011
Components Of Inventory [Line Items]
Raw materials	$ 134,983	$ 119,991
Work-in-process	93,218	23,908
Finished goods	138,990	86,645
Inventories	$ 367,191	$ 230,544